Transactions with related companies and joint venture - Key executives' compensation (Details) - Key management personnel of entity or parent - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounts payable:
Bonus to officers	$ 8,394	$ 7,750
Directors remuneration	4,133	2,027
Salaries	993	847
Total	13,520	10,624
Payments:
Salaries	12,093	10,487
Directors' remuneration	1,939	3,376
Total	14,032	13,863
Expenses:
Salaries	12,138	11,335
Directors' remuneration	4,332	2,027
Total	$ 16,470	$ 13,362